Schedule of investments
Delaware Growth Equity Fund
June 30, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.28%♦
Communication Services — 6.97%
Alphabet Class A †	9,940	$24,271,393
Facebook Class A †	64,190	22,319,505
		46,590,898
Consumer Discretionary — 17.06%
Amazon.com †	6,880	23,668,301
AutoZone †	9,400	14,026,868
Deckers Outdoor †	59,350	22,794,554
Lowe's	77,060	14,947,328
Target	82,231	19,878,522
Tempur Sealy International	477,430	18,710,482
		114,026,055
Consumer Staples — 2.17%
Costco Wholesale	36,700	14,521,089
		14,521,089
Financials — 9.11%
Ameriprise Financial	62,270	15,497,758
Capital One Financial	109,220	16,895,242
JPMorgan Chase & Co.	94,480	14,695,419
US Bancorp	242,260	13,801,552
		60,889,971
Healthcare — 12.40%
AbbVie	115,310	12,988,518
Envista Holdings †	364,860	15,765,600
IQVIA Holdings †	60,200	14,587,664
Merck & Co.	123,180	9,579,709
Thermo Fisher Scientific	25,270	12,747,957
West Pharmaceutical Services	48,000	17,236,800
		82,906,248
Industrials — 12.11%
Dover	103,770	15,627,762
EMCOR Group	124,170	15,296,502
Parker-Hannifin	62,240	19,114,526
Rockwell Automation	50,600	14,472,612
United Parcel Service Class B	78,910	16,410,913
		80,922,315
Information Technology — 38.16%
Adobe †	37,900	22,195,756
Apple	239,178	32,757,819
Arrow Electronics †	115,520	13,149,642
Cadence Design Systems †	134,460	18,396,817
EPAM Systems †	47,743	24,394,763
Fortinet †	103,940	24,757,469
KLA	46,300	15,010,923
	Number of shares	Value (US $)
Common Stock♦ (continued)
Information Technology (continued)
Microsoft	119,840	$32,464,656
NVIDIA	29,720	23,778,972
PayPal Holdings †	87,950	25,635,666
Zebra Technologies Class A †	42,507	22,507,031
		255,049,514
Materials — 1.30%
International Paper	142,310	8,725,026
		8,725,026
Total Common Stock (cost $379,031,506)		663,631,116

Short-Term Investments — 0.87%
Money Market Mutual Funds — 0.87%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	1,448,872	1,448,872
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,448,876	1,448,876
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	1,448,877	1,448,877
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	1,448,876	1,448,876
Total Short-Term Investments (cost $5,795,501)		5,795,501

Total Value of Securities—100.15% (cost $384,827,007)		669,426,617
Liabilities Net of Receivables and Other Assets—(0.15%)		(1,018,142)
Net Assets Applicable to 38,684,051 Shares Outstanding—100.00%		$668,408,475
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

NQ-QGV [6/21] 8/21 (1751168)    1

Schedule of investments
Delaware Growth Equity Fund (Unaudited)
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
2    NQ-QGV [6/21] 8/21 (1751168)